Other Agreements	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Other Agreement [Abstract]
Other Agreements

19.      Other Agreements

The Company and NMG Cathedral City (“NMG CC”) entered into a management and administrative services agreement (the “Management Agreement”) with Satellites Dip, LLC, (“SD”), a licensed cannabis business conducting commercial cannabis activity within the state of California. The one year Management Agreement commenced on 6 June 2019 and encompassed the following:

a. Management Fee: NMG CC will be paid a management fee of 30% of Net Profits or $10,000 per month, whichever is greater;

b. Brand Licensing: NMG CC shall work to broker commercial arrangements between SD and third-party cannabis brand owners whereby SD licenses commercial cannabis brands from third parties in connection with SD’s commercial cannabis activity in exchange for a license fee;

c. Equipment and Capital: NMG CC shall furnish all equipment and machinery necessary for SD’s manufacturing of the Branded Products. Any equipment provided by NMG CC to SD shall be owned by NMG CC in its entirety and, subject to SD’s approval of the terms, leased to SD pursuant to an Equipment Lease Agreement entered into between NMG CC and SD, dated 6 June 2019; and

d. Loan: The Parties have entered into a certain secured loan agreement dated 6 June 2019 whereby NMG CC has loaned SD $250,000 (the “Loan”) to be used solely in connection with SD’s commercial cannabis activity. The Loan shall be due and payable on 6 June 2020 (the “Maturity Date”) and shall bear interest at a rate of 12% per annum which shall be accrued, compounded quarterly and payable on the Maturity Date. The Loan is secured by a security interest in and to all of SD’s assets.

On 30 November 2019, NMG CC entered into a settlement and release agreement (the “Settlement Agreement”) with SD whereby NMG CC and SD agreed to terminate the Management Agreement and to enter into a mutual release of any and all claims related to the Management Agreement, subject to the terms of the Settlement Agreement.

As of 30 November 2019, SD owed NMG CC management fees (the “Monies Owed”) under the Management Agreement. In consideration of NMG CC’s discharge of the Monies Owed, SD has agreed to pay NMG CC one-hundred percent (100%) of all proceeds received from the sale of all or any part of its inventory (the “Inventory”) as of 1 November 2019. Pursuant to the Settlement Agreement, SD shall provide monthly updates of the remaining Inventory until the Inventory has been fully exhausted. NMG CC will determine the sale price for any item in Inventory subject to the Settlement Agreement.

Brand Director Agreement

On 30 November 2019, NMG CC entered into a brand director agreement (the “Brand Director Agreement”) with SD. Pursuant to the Brand Director Agreement, SD has engaged NMG CC to provide certain advisory and brand director services in connection with SD’s manufacture of Company-branded products, as well as certain other products (the “Managed Products”) as agreed to by NMGCC (the “Brand Director Services”). The initial term of the Brand Director Agreement is six months and the parties may renew the Brand Director Agreement for successive three-month renewal periods.

The Brand Director Services include: (a) managing SD’s production of the Managed Products; (b) payment of a reimbursement fee to SD equal to the amount of direct costs and direct taxes applicable to the Managed Products; (c) managing inventory of the Managed Products; and (d) directing SD to enter into distribution agreements and sale agreements with third-party commercial cannabis licensees for the distribution and sale of the Managed Products in accordance with applicable law. Pursuant to the Brand Director Agreement, NMG CC will pay a monthly fee (the “Contribution Fee”) of $5,000 to SD. In connection with the Brand Director Agreement, as partial repayment for the principal and interest accrued under a certain loan agreement (the “Loan Agreement”) between NMG CC and SD dated 6 June 2019, SD waives payment of the Contribution Fee for the first five (5) months of the Brand Direction Agreement.

In consideration for the Brand Director Services, SD (as the “Licensee”) has agreed to pay NMG CC (in its capacity as the “Brand Director”) a brand director fee for each calendar month during the term of the Brand Director Agreement, whereby Licensee shall pay to Brand Director a fee to be calculated as follows: (x) net revenue for a single calendar month, multiplied by, (y) seventy-five percent (75%); (z) plus any fees to be paid to NMG CC in connection with the equipment lease agreement (the “Equipment Lease Agreement”) dated 6 June 2019 (the “Equipment Lease Fee”) added to the product of (x) and (y), the (q) total amount shall be the fee paid to NMG CC. If the net revenue, minus the product of (x) and (y) is less than the Equipment Lease Fee in any given month, the difference shall carry over to the subsequent month, to be added to that month’s Equipment Lease Fee, or the difference may be paid by Licensee at its sole option.

Brand License Agreement

On 30 November 2019, DEP entered into a brand license agreement (the “License Agreement”) with SD. Pursuant to the License Agreement, DEP granted SD a non-exclusive, non-transferable, and non-sub-licensable right (the “License”) to use certain licensed marks in connection with or on licensed products, solely in connection with SD’s commercial cannabis activity in California. In consideration for the License, SD will pay DEP a monthly fee equal to $100, payable on a quarterly basis.

During the term of the License Agreement, SD must remain in compliance with all state and local cannabis rules and regulations in California, and maintain valid commercial cannabis licenses. SD will follow the guidance of DEP and only utilize packaging and labelling materials purchased from (or at the direction of) DEP. The License Agreement will be in full force and effect for the duration of the Brand Director Agreement.

Equipment Purchase Agreement

On 30 November 2019, NMG CC and SD entered into an equipment purchase agreement (the “Equipment Purchase Agreement”) pursuant to which NMG CC agreed to purchase certain equipment (the “Equipment”) from SD. The aggregate purchase price for the Equipment is $235,685 and will be applied to the outstanding balance under the Loan Agreement.

First Amendment to the Equipment Lease Agreement

On 30 November 2019, NMG CC and SD entered into an amendment (the “First Amendment”) to the Equipment Lease Agreement. Pursuant to the First Amendment, NMG CC and SD amended (i) the term of the Equipment Lease Agreement to be coterminous with the Brand Director Agreement; and (ii) to update the equipment being leased pursuant to the Equipment Lease Agreement and to update the monthly rental rate for the equipment being leased.

Release & Satisfaction of Loan Agreement

On 30 November 2019, NMG CC and SD entered into a release and satisfaction of loan agreement (the “Release Agreement”). Pursuant to the Release Agreement, NMG CC agreed that all indebtedness of SD to NMG CC arising from the Loan Agreement (and promissory note issued in connection with the Loan Agreement) is hereby satisfied and discharged in full. The release is granted based on SD’s obligations and duties pursuant to the Equipment Purchase Agreement and its five (5) month waiver of the Contribution Fee under the Brand Director Agreement.

The Company recorded a loss of $239,328 related to the Settlement Agreement with SD.

19.	Other Investments

The Company and NMG Cathedral City (“NMG CC”) entered into a management and administrative services agreement (the "Management Agreement") with Satellites Dip, LLC, ("SD"), a licensed cannabis business conducting commercial cannabis activity within the state of California. The one year Management Agreement commenced on June 6, 2019 and encompasses the following:

a.	Management Fee: NMG CC will be paid a management fee of 30% of Net Profits or $10,000 per month, whichever is greater;
b.	Brand Licensing: NMG CC shall work to broker commercial arrangements between SD and third-party cannabis brand owners whereby SD licenses commercial cannabis brands from third parties in connection with SD's commercial cannabis activity in exchange for a license fee;
c.	Equipment and Capital: NMG CC shall furnish all equipment and machinery necessary for SD's manufacturing of the Branded Products. Any equipment provided by NMG CC to SD shall be owned by NMG CC in its entirety and, subject to SD's approval of the terms, leased to SD pursuant to an Equipment Lease Agreement entered into between NMG CC and SD, dated June 6, 2019; and
d.	Loan: The Parties have entered into a certain secured loan agreement dated June 6, 2019 whereby NMG CC has loaned SD $250,000 (the "Loan") to be used solely in connection with SD's commercial cannabis activity. The Loan shall be due and payable on June 6, 2020 (the "Maturity Date") and shall bear interest at a rate of 12% per annum which shall be accrued, compounded quarterly and payable on the Maturity Date. The Loan will be secured by a security interest in and to all of SD's assets.